RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2023
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 3 – RELATED PARTY TRANSACTIONS

During the years ended December 31, 2023 and 2022, a company owned by the Senior Vice President, European Operations, provided consulting services totaling $12 and $35, respectively. As of December 31, 2023  and 2022 there was $2 and $1, outstanding, respectively.

During the years ended December 31, 2023 and 2022, a company significantly influenced by a director of a subsidiary of the Company provided professional services totaling $135 and $111, respectively. As of December 31, 2023 and 2022, there was $5 and $30 outstanding, respectively.

During the years ended December 31, 2023 and 2022, a company controlled by a director of a subsidiary of the Company provided professional services totaling $77 and $79, respectively. As of December 31, 2023 and 2022, there was $23 and $23 outstanding, respectively.